25 East Erie Street

Chicago, Illinois 60611

1-800-560-6111

DRIEHAUS EMERGING MARKETS GROWTH FUND

Investor Shares *DREGX

Institutional Shares *DIEMX

(the “Fund”)

SUPPLEMENT DATED JUNE 3, 2022

TO THE PROSPECTUS AND SUMMARY PROSPECTUS FOR THE FUND DATED APRIL 30, 2022 (the “Prospectus” and “Summary Prospectus,” respectively)

Effective immediately after 4:00 p.m. Eastern Time on June 6, 2022, subject to availability on your intermediary’s platform, the Driehaus Emerging Markets Growth Fund will reopen to new investors. The Fund has been closed to most new investors since February 28, 2020. Accordingly, the reference to the Fund being closed under the heading “Purchase and Sale of Fund Shares” on page 5 of the Prospectus is hereby removed. All references to the Fund being closed to new investors under “General Purchase Information” on page 70 of the Prospectus are also hereby removed.

In addition, on page 5 of the Summary Prospectus, the text below the heading “Purchase and Sale of Fund Shares” and above the investment minimum table is hereby removed.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

For more information, please call the Driehaus Mutual Funds at 1-800-560-6111